UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 033199

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 09, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $857,520 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Astra/Cl.A ADRs                STOCK            046298105    13490   588104          SOLE                   588104
Astra/Cl.A ORDs                STOCK            000101008    62304  2716248          SOLE                  2716248
AMP Inc.                       STOCK            031897101   104401  1951429          SOLE                  1951429
Anacomp Inc - New              STOCK            032371106     7348   455672          SOLE                   455672
Aeroquip Vickers Inc.          STOCK            007869100    61894  1079943          SOLE                  1079943
American Stores Co.            STOCK            030096101     5645   171057          SOLE                   171057
Ascend Communications Inc.     STOCK            043491109    12212   145921          SOLE                   145921
Airtouch Comm.                 STOCK            00949T100    34578   357856          SOLE                   357856
Boole & Babbage Inc            STOCK            098586100     8447   337748          SOLE                   337748
Bonneville Pacific             STOCK            098904105     1009   210296          SOLE                   210296
Bankers Trust Corp.            STOCK            066365107    21734   246283          SOLE                   246283
Calif Coastal                  STOCK            500434303      416    64018          SOLE                    64018
CFCF Inc.                      STOCK            125205104        8      500          SOLE                      500
Cogeneration Corp of America   STOCK            19238M105     1292   147676          SOLE                   147676
Camelot Music Hldngs Cl. A     STOCK            13322Q106     3832   174174          SOLE                   174174
Capstar Broadcst               STOCK            14067G105     9364   408221          SOLE                   408221
Carriage Services              STOCK            143905107        2      100          SOLE                      100
New Dimension Software         STOCK            M74295102    18010   347184          SOLE                   347184
Digicall Group Ltd  Australian STOCK            H18926100        0  3320345          SOLE                  3320345
Delta & Pine Land Co.          STOCK            247357106     3389   110209          SOLE                   110209
Friendly Ice Cream Corporation STOCK            358497105      350    57091          SOLE                    57091
Getchell Gold Corporation      STOCK            374265106    29761  1136454          SOLE                  1136454
GTS Inc.                       STOCK            37936U104    10192   191800          SOLE                   191800
Irvine Apartment Communs.      STOCK            463606103    28401   863902          SOLE                   863902
Jennifer Convertibles          STOCK            476153101      121    48384          SOLE                    48384
Lucasvarity, PLC ADS           STOCK            549395101    17813   383892          SOLE                   383892
Lucasvarity ORDs               STOCK            549395102    79720 17180930          SOLE                 17180930
Mirror Group, PLC              STOCK            005962757     4880  1435207          SOLE                  1435207
Morton Int'l Ind.              STOCK            619335102    59934  1630859          SOLE                  1630859
Noma Inds Ltd.-Cl. A           STOCK            655316305     3153   514374          SOLE                   514374
Norrell Corp.                  STOCK            656301108      212    16220          SOLE                    16220
Pioneer Hi-Bred                STOCK            723686101     2455    65241          SOLE                    65241
Pinkertons Inc.                STOCK            723429106     1162    40061          SOLE                    40061
Platinum Technology Int'l      STOCK            72764T101     9004   353079          SOLE                   353079
Quickturn Design Systems       STOCK            74838E102    14263  1009753          SOLE                  1009753
Reltec Corp.                   STOCK            759527104     6390   217085          SOLE                   217085
Sunstrand Corp.                STOCK            867323107     2197    31608          SOLE                    31608
Control Devices, Inc.          STOCK            21238C103      204    12691          SOLE                    12691
Snyder Oil Corp.               STOCK            833482102     8167   551363          SOLE                   551363
Service Corp. Int'l.           STOCK            817565104        1      100          SOLE                      100
Stewart Enterprises            STOCK            860370105        2      100          SOLE                      100
TIG Holdings Inc               STOCK            872469101    42004  2574977          SOLE                  2574977
US Filter Corp.                STOCK            911843209    26005   849137          SOLE                   849137
VLSI Tech., Inc.               STOCK            918270109    27954  1442806          SOLE                  1442806
Whittaker Corp.                STOCK            966680407     3400   154967          SOLE                   154967
Excite Inc.                    STOCK            300904109    17707   126482          SOLE                   126482
XRC Corp.                      STOCK            983803107        0    30665          SOLE                    30665
Xylan Corporation              STOCK            984151100    59703  1621823          SOLE                  1621823
Astra/Cl.A ADRs  APR 22 1/2    OPTION           0462989DX      222     1772     CALL SOLE                     1772
At Home  MAY 160               OPTION           0459199QL     1411      579     PUT  SOLE                      579
AMP Inc. APR 55                OPTION           0318979DK       61      486     CALL SOLE                      486
Airtouch Comm. APR 85          OPTION           00949T9DQ     6815     5926     CALL SOLE                     5926
Airtouch Comm. APR 90          OPTION           00949T9DR      145      200     CALL SOLE                      200
Airtouch Comm. APR 95          OPTION           00949T9DS     1137     3136     CALL SOLE                     3136
Bankers Trust Corp. APR 80     OPTION           0663659DP     3505     3789     CALL SOLE                     3789
Bankers Trust Corp. APR 85     OPTION           0663659DQ      319      750     CALL SOLE                      750
Bankers Trust Corp. JUL 80     OPTION           0663659GP     2655     2284     CALL SOLE                     2284
Bankers Trust Corp. JUL 90     OPTION           0663659GR      991     3964     CALL SOLE                     3964
Bankers Trust Corp.   JUL 60   OPTION           0663659SL      719     7191     PUT  SOLE                     7191
Capstar Broadcst APR 20        OPTION           14067G9DD      246      856     CALL SOLE                      856
Capstar Broadcst APR 25        OPTION           14067G9DW      105      205     CALL SOLE                      205
Platinum  MAY 25               OPTION           72764T9EE      829     4419     CALL SOLE                     4419
Excite APR 110                 OPTION           3009049DB     4255     1340     CALL SOLE                     1340
Excite APR 100                 OPTION           3009049DT      325       80     CALL SOLE                       80
Excite APR 120                 OPTION           3009049DD     1200      500     CALL SOLE                      500
King World Productions APR 30  OPTION           4956679DF      186      873     CALL SOLE                      873
Pioneer Hi-Bred APR 40         OPTION           7236869DH       11      435     CALL SOLE                      435
Pioneer Hi-Bred JUN 40         OPTION           7236869FH       11      432     CALL SOLE                      432
Ascend Comm. APR 75            OPTION           0434919DO     5030     5295     CALL SOLE                     5295
Ascend Comm.  APR 85           OPTION           0434919DQ      680     2865     CALL SOLE                     2865
Sunstrand Corp. APR 65         OPTION           8673239DM       93      200     CALL SOLE                      200
Sunstrand Corp. APR 70         OPTION           8673239DN      264     4689     CALL SOLE                     4689
Tele Com Inc. APR 35           OPTION           87924V9PG        2      323     PUT  SOLE                      323
US Filter Corp. APR 30         OPTION           9118439DF     1772    20257     CALL SOLE                    20257
US Filter Corp.  MAY 30        OPTION           9118439EF        1        5     CALL SOLE                        5
Belle Casino Warrants          WARRANT          078324118        0     4500          SOLE                     4500
Golden Ocean Group  Warrants   WARRANT          381138R16        0     5500          SOLE                     5500
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